Audit and Other Services - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 9,300,000	£ 8,300,000	£ 8,800,000
Non -audit fees - Audit fees per US Securities and Exchange Commission guidance	600,000	100,000	100,000
Non- audit fees -Audit Related Fees" per US Securities and Exchange Commission guidance	400,000	600,000	600,000
Non- audit fees- All Other Fees" per US Securities and Exchange Commission guidance'	200,000	1,100,000	500,000
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 0	£ 150,000	£ 45,000